Investments in Associates and Joint Ventures - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions, $ in Millions						4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 18, 2017 € / shares shares	Jun. 25, 2017 MXN ($)	Mar. 28, 2017 MXN ($)	Dec. 06, 2016	Apr. 30, 2010	Dec. 31, 2017 MXN ($)	Aug. 31, 2017	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 EUR (€)	Apr. 20, 2018 EUR (€)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution						$ 3,348		$ 3,348		$ 3,348					$ 170
Other changes in equity										(485)
Amortisation expense related to net income attributable to equity holders								1,259		1,016		$ 604
Net income corresponding to the immaterial associates								235		31		185
Net income (loss) corresponding to the immaterial joint ventures								(175)		116		(30)
Promotora Mexicana de Embotelladores, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								17
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution						349		$ 349		419
Estancia Hidromineral Itabirito, LTDA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received										190
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of voting equity interests increased portion through acquisition				3.36%
Capital contribution										$ 1,273
Ownership Percentage								24.70%	24.70%	27.70%	27.70%
Leao Alimentos e Bebidas, LTDA [member] | Spal Industria Brasileria de Bebidas, S.A.[member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of interests divested in associate		3.05%
Other changes in equity		$ 198
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								$ 16		$ 5
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution						$ 182		$ 182		$ 376
Ownership Percentage								36.40%	36.40%	36.40%	36.40%
Heineken [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								$ 3,250		$ 3,263		$ 2,343
Ownership Percentage					20.00%	14.80%	20.00%	14.76%	14.76%	20.00%	20.00%	20.00%	20.00%
Portion of investment sold	5.20%
Equity income recognized from ownership interest, net of tax								$ 7,847		$ 6,342		$ 5,879
Amortisation expense related to net income attributable to equity holders								$ 7,656	€ 357	$ 6,430	€ 308	$ 6,567	€ 378
Heineken Company [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage								8.63%	8.63%	12.53%	12.53%
Number of shares sold | shares	22,485,000
Share price | € / shares	€ 84.50
Fair value of investments in accociates representing 20% of its outstanding shares						$ 141,693		$ 141,693		$ 173,857							€ 6,011	€ 7,989
Heineken Company [member] | Subsequent Event [Member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of investment in joint ventures | €														€ 6,157
Heineken Holding N.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage								12.26%	12.26%	14.94%	14.94%
Number of shares sold | shares	7,700,000
Share price | € / shares	€ 78.00
Vonpar SA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
AdeS [member] | Coca-Cola FEMSA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Other changes in equity			$ 587

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3